Stockholders' Deficit (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 24, 2019	Jul. 19, 2019	Jun. 24, 2019	Apr. 14, 2016	May 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Aug. 31, 2019	Jul. 02, 2019	Sep. 21, 2018	Sep. 20, 2018	Aug. 29, 2018	Jan. 23, 2018	Jan. 22, 2018	Dec. 09, 2014
Reverse stock split	one-for-five hundred (1:500)		one-for-five hundred (1:500)
Common stock, shares authorized	100,000,000		100,000,000			100,000,000		100,000,000	100,000,000			4,000,000,000	400,000,000		400,000,000	100,000,000
Common stock, par value	$ 0.001		$ 0.001			$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized						1,500,005		1,500,005	1,500,005								500,000
Preferred stock, par value						$ 0.01		$ 0.01	$ 0.01
Common stock issued during period		20,000				181,939
Debt conversion price per share						$ 0.704					$ 0.4725
Conversion Price, Increase						0.906
Conversion Price, Decrease						$ 0.45
Convertible note issued during the period						$ 123,713	$ 1,413,318	$ 3,350,783	$ 2,770,188
Common stock reserved for future issuances						20,500,465
Share issued price per share		$ 1.99
Proceeds from issuance of common stock		$ 39,800						$ 1,100,380
Consulting expenses						$ 39,800
Number of restricted shares issued					78,000
Share based compensation arrangement by share based payment award options grant date fair value				$ 3,924,880
Share Based Compensation						$ 114,904
Stock Options [Member]
Granted exercise price						$ 76.37
Share Based Compensation					$ 20,718
Grant options to purchase						59,644
Exercise price					$ 4.65
Risk free rate					2.42%
Fair value term					10 years
Expected volatility					268.00%
Option granted value					$ 248,620
Unvested stock option recongized						$ 217,542
Warrant [Member]
Warrants to purchase common stock								59		450,000				24
Warrant exercise price										$ 2.25
Warrants outstanding and exercisable						975,059
Warrants expiration term description						As of September 30, 2019, there were 975,059 warrants outstanding and exercisable with expiration dates commencing May 2020 and continuing through August 2024, with a weighted average exercise price per share of $3.39.		Expiration dates commencing May 2020 and continuing through November 2020
Warrants Two [Member]
Warrants to purchase common stock										300,000
Warrant exercise price										$ 3.33
Warrants Three [Member]
Warrants to purchase common stock										225,000
Warrant exercise price										$ 4.50
Restricted Stock Units (RSUs) [Member]
Number of restricted shares issued					117,000
Granted exercise price					$ 4.25
Share based compensation arrangement by share based payment award options grant date fair value					$ 497,240
Share Based Compensation						$ 54,386
Unrecognized restricted stock units expense						$ 411,777
Chief Executive Officer [Member]
Common stock issued during period					58,500
Number of restricted shares issued					39,000
Granted exercise price				$ 3,750
Share based compensation arrangement by share based payment award options grant date fair value				$ 1,962,440
Grant options to purchase				572
Option Description					The total 58,500 options have a term of 10 years from the date of grant and exercise price ranging from $4.25 to $4.675 per share. 1/3rd of these options shall vest every successive one-year anniversary, provided, that on each such vesting date, the Chief Executive Officer and Chief Scientific Officer are employed by the Company and subject to the other provisions of the employment agreement. The 58,500 stock options were valued using a Black-Scholes model with the following assumptions: stock price at valuation date of $4.25 based on quoted trading price on date of grant, exercise price of $4.65, dividend yield of zero, years to maturity of 10.00, a risk free rate of 2.42%, and expected volatility 268% for a total value of $248,620.
Chief Executive Officer [Member] | Stock Options [Member]
Grant options to purchase					39,000
Chief Scientific Officer [Member] | Stock Options [Member]
Grant options to purchase					19,500
Series A Preferred Stock [Member]
Preferred stock, shares authorized						500,000		500,000	500,000								500,000
Preferred stock, par value						$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares issued						500,000		500,000	500,000
Preferred stock, shares outstanding						500,000		500,000	500,000
Convertible note issued during the period